Goodwill and Other Intangible Assets, Net - Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 8,170	$ 14,620
Accumulated Amortization	(6,793)	(5,408)
Net Carrying Value	1,377	9,212
Developed technology
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	3,060	8,310
Accumulated Amortization	(3,038)	(2,393)
Net Carrying Value	$ 22	$ 5,917
Remaining Useful Life (In Years)	3 months 18 days	3 years 9 months 18 days
User base and customer relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 5,050	$ 6,250
Accumulated Amortization	(3,695)	(2,955)
Net Carrying Value	$ 1,355	$ 3,295
Remaining Useful Life (In Years)	7 years 3 months 18 days	8 years 3 months 18 days
Brand name
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 60	$ 60
Accumulated Amortization	(60)	(60)
Net Carrying Value	$ 0	$ 0
Remaining Useful Life (In Years)	0 years	0 years